COMMITMENTS AND CONTINGENCIES (Details 2) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,695
2022	2,194
2023	1,920
2024	1,935
2025	342
Thereafter
Total lease payments	9,086
Less: Interest	(991)
Present value of lease liabilities	$ 8,095
Operating Lease, Weighted Average Remaining Lease Term (Years)	3 years 7 months 9 days
Operating leases Average Discount Rate	6.53%